Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Mar. 01, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	NORWOOD FINANCIAL CORP
Entity Central Index Key	0001013272
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		6,257,280
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Public Float			$ 167.1
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No